PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS	PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company sponsors a number of both funded and unfunded U.S. and non-U.S. defined benefit pension plans. Pension benefits for many of the Company's U.S. employees are provided through non-contributory, qualified, and non-qualified defined benefit plans. All non-union hourly and salaried employees joining Honeywell for the first time after December 31, 2012, are not eligible to participate in Honeywell’s U.S. defined benefit pension plans. The Company also sponsors defined benefit pension plans which cover non-U.S. employees who are not U.S. citizens, in certain jurisdictions, principally the UK, Germany, and Canada. Other pension plans outside of the U.S. are not material to the Company either individually or in the aggregate.
The Company sponsors postretirement benefit plans that provide health care benefits and life insurance coverage mainly to U.S. eligible retirees. None of Honeywell’s U.S. employees are eligible for a retiree medical subsidy from the Company. In addition, the vast majority of Honeywell’s U.S. retirees either have no Company subsidy or have a fixed-dollar subsidy amount. This significantly limits the Company's exposure to the impact of future health care cost increases. The retiree medical and life insurance plans are not funded. Claims and expenses are paid from the Company's cash flows from operations.
In connection with the completion of the October 30, 2025 spin-off of the Advanced Materials business, approximately $177 million of pension benefit obligations and $150 million of plan assets for certain pension plans were transferred to Solstice, which is treated as a discontinued operation. These are reflected as "Transfers to Solstice" in the table below.
The following tables summarize the balance sheet impact, including the benefit obligations, assets, and funded status associated with the Company's significant pension and other postretirement benefit plans:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$11,772	$12,792	$4,161	$4,718
Service cost	27	28	4	12
Interest cost	576	599	179	191
Plan amendments	—	—	—	14
Actuarial (gains) losses[1]	624	(579)	45	(393)
Benefits paid	(1,114)	(1,069)	(254)	(262)
Settlements and curtailments	—	—	(786)	(14)
Foreign currency translation	—	—	341	(106)
Other	—	1	—	1
Transfers to Solstice	(110)	—	(67)	—
Benefit obligation at end of year	11,775	11,772	3,623	4,161
Less: Discontinued operations	—	106	—	55
Benefit obligation - continuing operations	11,775	11,666	3,623	4,106
Change in plan assets
Fair value of plan assets at beginning of year	16,565	16,594	5,105	5,549
Actual return on plan assets	842	1,008	104	(111)
Company contributions	30	31	21	29
Benefits paid	(1,114)	(1,069)	(254)	(262)
Settlements and curtailments	—	—	(786)	—
Foreign currency translation	—	—	380	(101)
Other	—	1	(1)	1
Transfers to Solstice	(150)	—	—	—
Fair value of plan assets at end of year	16,173	16,565	4,569	5,105
Less: Discontinued operations	—	149	—	1
Fair value of plan assets at end of year - continuing operations	16,173	16,416	4,569	5,104
Funded status of plans - continuing operations	$4,398	$4,750	$946	$998
Assets (liabilities) recognized in the Consolidated Balance Sheet consist of
Prepaid pension benefit cost[2]	$4,621	$4,983	$1,321	$1,430
Accrued pension liabilities—current[3]	(27)	(28)	(12)	(15)
Accrued pension liabilities—noncurrent[4]	(196)	(205)	(363)	(417)
Net amount recognized - continuing operations	$4,398	$4,750	$946	$998
Net amount recognized - discontinued operations	$—	$43	$—	$(54)

1
The actuarial losses incurred in 2025 related to the Company's U.S. plans are primarily the result of a decrease in the discount rate assumption, as well as changes in the lump sum calculation basis and experience losses used to estimate the benefit obligations as of December 31, 2025, compared to December 31, 2024. Actuarial losses incurred in 2025 related to the Company's non-U.S. plans are primarily the result of the Netherlands plan settlement, as well as experience losses and changes in demographic assumptions, partially offset by an increase in discount rate assumption and inflation related assumptions used to estimate the benefit obligations as of December 31, 2025, compared to December 31, 2024. Actuarial gains incurred in 2024 related to the Company's U.S. plans are primarily the result of an increase in the discount rate assumption, as well as changes in demographic assumptions, partially offset by changes in demographic experience used to estimate the benefit obligations as of December 31, 2024, compared to December 31, 2023. Actuarial gains incurred in 2024 related to the Company's non-U.S. plans are primarily the result of an increase in the discount rate assumption, as well as changes in demographic assumptions, partially offset by inflation related assumptions and changes in demographic experience used to estimate the benefit obligations as of December 31, 2024, compared to December 31, 2023.

2	Included in Other assets in the Consolidated Balance Sheet.
3	Included in Accrued liabilities in the Consolidated Balance Sheet.
4	Included in Other liabilities in the Consolidated Balance Sheet.

	Other Postretirement Benefits
	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$98	$116
Interest cost	5	5
Actuarial (gains) losses	9	(7)
Benefits paid	(16)	(16)
Benefit obligation at end of year	96	98
Change in plan assets
Fair value of plan assets at beginning of year	—	—
Actual return on plan assets	—	—
Company contributions	—	—
Benefits paid	—	—
Fair value of plan assets at end of year	—	—
Funded status of plans	$(96)	$(98)
Amounts recognized in the Consolidated Balance Sheet consist of
Accrued liabilities	$(11)	$(11)
Postretirement benefit obligations other than pensions[1]	(85)	(87)
Net amount recognized	$(96)	$(98)

1	Excludes non-U.S. plan of $24 million and $25 million as of December 31, 2025, and 2024, respectively.
Amounts recognized in Accumulated other comprehensive loss associated with the Company's significant pension and other postretirement benefit plans at December 31, 2025, and 2024, are as follows:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Prior service (credit) cost	$—	$—	$35	$34
Net actuarial (gain) loss	1,613	729	364	315
Net amount recognized	$1,613	$729	$399	$349

	Other Postretirement Benefits
	2025	2024
Prior service (credit) cost	$(7)	$(18)
Net actuarial (gain) loss	(46)	(64)
Net amount recognized	$(53)	$(82)
Net periodic benefit (income) cost and other amounts recognized in Other comprehensive (income) loss for the Company's significant pension and other postretirement benefit plans include the following components:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Service cost	$27	$28	$29	$4	$12	$11
Interest cost	576	599	645	179	191	200
Expected return on plan assets	(1,153)	(1,125)	(1,111)	(279)	(301)	(274)
Amortization of prior service (credit) cost	—	(7)	(42)	2	1	—
Recognition of actuarial (gains) losses	39	—	—	124	126	153
Settlements and curtailments	—	—	—	68	(17)	—
Net periodic benefit (income) cost	$(511)	$(505)	$(479)	$98	$12	$90
Net periodic benefit (income) cost - discontinued operations	$(4)	$(5)	$(5)	$2	$2	$2
Net periodic benefit (income) cost - continuing operations	(507)	(500)	(474)	96	10	88

	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Actuarial (gains) losses	$935	$(462)	$378	$220	$19	$198
Prior service (credit) cost	—	—	—	—	14	—
Prior service credit recognized during year	—	7	42	(2)	2	—
Actuarial (gains) losses recognized during year	(52)	—	—	(199)	(126)	(153)
Foreign currency translation loss (gain)	—	—	—	31	(1)	17
Total recognized in Other comprehensive (income) loss	$883	$(455)	$420	$50	$(92)	$62
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$372	$(960)	$(59)	$148	$(80)	$152

	Other Postretirement Benefits
	Years Ended December 31,
	2025	2024	2023
Interest cost	$5	$5	$6
Amortization of prior service (credit) cost	(11)	(12)	(20)
Recognition of actuarial (gains) losses	(10)	(11)	(13)
Net periodic benefit (income) cost	$(16)	$(18)	$(27)

	Years Ended December 31,
	2025	2024	2023
Actuarial (gains) losses	$9	$(7)	$3
Prior service credit recognized during year	11	12	20
Actuarial (gains) losses recognized during year	10	11	13
Total recognized in other comprehensive (income) loss	30	16	36
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$14	$(2)	$9
Major actuarial assumptions used in determining the benefit obligations and net periodic benefit (income) cost for the Company's significant benefit plans are presented in the following table as weighted averages:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.25%	5.57%	4.97%	5.22%	4.80%	4.15%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.77%	1.68%	2.68%
Actuarial assumptions used to determine net periodic benefit (income) cost for years ended December 31
Discount rate—benefit obligation	5.57%	4.97%	5.17%	5.09%	4.13%	4.49%
Discount rate—service cost	5.55%	5.06%	5.26%	3.75%	3.38%	3.81%
Discount rate—interest cost	5.28%	4.89%	5.07%	4.86%	4.12%	4.56%
Expected rate of return on plan assets	7.25%	7.00%	6.75%	6.06%	5.48%	5.15%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.90%	2.68%	2.68%

	Other Postretirement Benefits
	2025	2024	2023
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.04%	5.42%	5.00%
Actuarial assumptions used to determine net periodic benefit cost for years ended December 31
Discount rate	5.42%	5.00%	5.32%
The discount rate for the Company's U.S. pension and other postretirement benefit plans reflects the current rate at which the associated liabilities could be settled at the measurement date of December 31. To determine discount rates for the Company's U.S. pension and other postretirement benefit plans, the Company uses a modeling process that involves matching the expected cash outflows of the Company's benefit plans to a yield curve constructed from a portfolio of high-quality, fixed income debt instruments. The Company uses the single weighted average yield of this hypothetical portfolio as a discount rate benchmark. The Company utilizes a full yield curve approach in the estimation of the service and interest cost components of net periodic pension benefit (income) for the Company's significant pension plans. This approach applies the specific spot rates along the yield curve used in the determination of the pension benefit obligation to their underlying projected cash flows and provides a more precise measurement of service and interest costs by improving the correlation between projected cash flows and their corresponding spot rates. For the Company's U.S. pension plans, the single weighted average spot rates used to determine service and interest costs for 2026 are 5.24% and 4.70%, respectively. The discount rate used to determine the other postretirement benefit obligation is higher principally due to a shorter expected duration of other postretirement plan obligations as compared to pension plan obligations.
The Company plans to use an expected rate of return on U.S. plan assets of 7.25% for 2026, which is the same assumption used for 2025. The Company's asset return assumption is based on historical plan asset returns over varying long-term periods combined with current market conditions and broad asset mix considerations with a focus on long-term trends rather than short-term market conditions. The Company reviews the expected rate of return on an annual basis and revises it as appropriate.
For non-U.S. benefit plans, actuarial assumptions reflect economic and market factors relevant to each country.
In July 2024, the UK Court of Appeal upheld a ruling in the matter of Virgin Media Limited versus NTL Pension Trustees II Limited, that certain historical amendments for contracted out defined benefit schemes were invalid if they were not accompanied by the correct actuarial confirmation, a decision that the Company was not a party to or involved in and could impact the Company's non-U.S. pension plan in the UK. In June 2025, the UK Department for Work and Pensions announced that the government will introduce legislation to give affected pension schemes the ability to retrospectively obtain written actuarial confirmation that historic benefit changes met the necessary standards. The Company and its UK pension scheme trustee are reviewing this development, along with our actuaries, and considering whether this decision has any implications for its UK pension plan.
PENSION BENEFITS
The following amounts relate to the Company's significant pension plans with accumulated benefit obligations exceeding the fair value of plan assets:

	December 31,
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Projected benefit obligation	$223	$236	$651	$709
Accumulated benefit obligation	217	228	640	695
Fair value of plan assets	—	—	275	222
The accumulated benefit obligation for the Company's U.S. defined benefit pension plans was $11.8 billion and $11.8 billion and for the Company's non-U.S. defined benefit pension plans was $3.6 billion and $4.1 billion as of December 31, 2025, and 2024, respectively.
The Company's asset investment strategy for its U.S. pension plans focuses on maintaining a diversified portfolio using various asset classes in order to achieve the Company's long-term investment objectives on a risk adjusted basis. The Company's long-term target allocations are as follows: 45%-65% fixed income securities and cash, 25%-40% equity securities, 5%-10% real estate investments, and 10%-20% other types of investments. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, and U.S. Treasuries. Equity securities include publicly traded stock of companies and/or broad equity index exposures with exchange traded funds (ETFs) located inside the United States. Real estate investments include direct investments in commercial properties and investments in real estate funds. Other types of investments include investments in private equity that follow several different strategies. The Company reviews its assets on a regular basis to ensure that the Company is within the targeted asset allocation ranges and, if necessary, asset balances are adjusted back within target allocations.
The Company's non-U.S. pension assets are typically managed by decentralized fiduciary committees with the Honeywell Corporate Investments group providing investment guidance. The Company's non-U.S. investment policies are different for each country as local regulations and financial and tax considerations are part of the funding and investment allocation process in each country.
In accordance with ASC Topic 820, Fair Value Measurement, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the following tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
The fair values of both the Company's U.S. and non-U.S. pension plans assets by asset category are as follows:

	U.S. Plans
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$2,400	$2,400	$—	$—
U.S. equities	973	973	—	—
Fixed income
Short-term investments	871	110	761	—
Government securities	2,054	—	2,054	—
Corporate bonds	5,434	383	5,051	—
Mortgage/Asset-backed securities	722	—	722	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,478	—	—	1,478
Real estate properties	1,001	—	—	1,001
Total	$14,940	$3,866	$8,595	$2,479
Investments measured at NAV
Private funds	1,228
Real estate funds	5
Total assets at fair value	$16,173

	U.S. Plans
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,283	$3,283	$—	$—
U.S. equities	819	819	—	—
Fixed income
Short-term investments	776	83	693	—
Government securities	2,142	—	2,142	—
Corporate bonds	5,104	230	4,874	—
Mortgage/Asset-backed securities	790	—	790	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,337	—	—	1,337
Real estate properties	972	—	—	972
Total	$15,230	$4,415	$8,506	$2,309
Investments measured at NAV
Private funds	1,327
Real estate funds	8
Total assets at fair value	$16,565

	Non-U.S. Plans
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Equities
Non-U.S. equities	442	—	442	—
Fixed income
Short-term investments	325	51	274	—
Government securities	986	—	986	—
Corporate bonds	584	—	584	—
Mortgage/Asset-backed securities	9	—	9	—
Insurance contracts	92	—	92	—
Insurance buy-in contracts	1,976	—	—	1,976
Investments in private funds
Private funds	154	—	—	154
Total	$4,568	$51	$2,387	$2,130
Investments measured at NAV
Private funds	1
Total assets at fair value	$4,569

	Non-U.S. Plans
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$209	$—	$209	$—
Non-U.S. equities	436	—	436	—
Fixed income
Short-term investments	385	68	317	—
Government securities	1,317	—	1,317	—
Corporate bonds	1,144	—	1,144	—
Mortgage/Asset-backed securities	18	—	18	—
Insurance contracts	90	—	90	—
Insurance buy-in contracts	1,390	—	—	1,390
Investments in private funds
Private funds	112	—	34	78
Real estate funds	2	—	—	2
Total	$5,103	$68	$3,565	$1,470
Investments measured at NAV
Private funds	1
Real estate funds	1
Total assets at fair value	$5,105
The following table summarizes changes in the fair value of level 3 assets for both U.S. and non-U.S. plans:

	U.S. Plans		Non-U.S. Plans
	Direct Private Investments	Real Estate Properties	Private Funds	Real Estate Funds	Insurance Buy-in Contracts
Balance at December 31, 2023	$1,293	$977	$74	$16	$1,605
Actual return on plan assets
Relating to assets still held at year-end	16	(14)	7	—	(215)
Relating to assets sold during the year	61	—	(7)	—	—
Purchases	101	10	19	—	—
Sales and settlements	(134)	(1)	(15)	(14)	—
Balance at December 31, 2024	1,337	972	78	2	1,390
Actual return on plan assets
Relating to assets still held at year-end	41	7	8	—	20
Relating to assets sold during the year	2	6	—	—	—
Purchases	296	46	84	—	566
Sales and settlements	(198)	(30)	(16)	(2)	—
Balance at December 31, 2025	$1,478	$1,001	$154	$—	$1,976
The Company enters into futures contracts to gain exposure to certain markets. Sufficient cash or cash equivalents are held by the Company's pension plans to cover the notional value of the futures contracts. As of December 31, 2025, and 2024, the Company's U.S. plans had contracts with notional amounts of $1,958 million and $1,991 million, respectively. As of December 31, 2025, and 2024, the Company's non-U.S. plans had contracts with notional amounts of $227 million and $195 million, respectively. In both the Company's U.S. and non-U.S. pension plans, the notional derivative exposure is related to outstanding equity and fixed income futures contracts.
Common stocks, preferred stocks, broad index exposures with ETFs, real estate investment trusts, and short-term investments are valued at the closing price reported in the active market in which the individual securities are traded. Corporate bonds, mortgage/asset-backed securities, and government securities are valued either by using pricing models, bids provided by brokers or dealers, quoted prices of securities with similar characteristics, or discounted cash flows, and as such, include adjustments for certain risks that may not be observable such as credit and liquidity risks. Certain securities are held in collective trust funds which are valued using net asset values provided by the administrators of the funds. Investments in private equity, debt, real estate and hedge funds, and direct private investments are valued at estimated fair value based on quarterly financial information received from the investment advisor and/or general partner. Investments in real estate properties are valued on a quarterly basis using the income approach. Valuation estimates are periodically supplemented by third party appraisals. The insurance buy-in contracts represent policies held by the Honeywell UK Pension Scheme, whereby the cost of providing pension benefits to plan participants is funded by the policies. The cash flows from the policies are intended to match the pension benefits. The fair value of these policies is based on an estimate of the policies' exit price.
The Company's funding policy for qualified defined benefit pension plans is to contribute amounts at least sufficient to satisfy regulatory funding standards. In 2025, 2024, and 2023, the Company was not required to make contributions to the U.S. pension plans and no contributions were made. The Company is not required to make any contributions to the U.S. pension plans in 2026. In 2025, contributions of $7 million were made to the non-U.S. pension plans to satisfy regulatory funding requirements. In 2026, the Company expects to make contributions of cash and/or marketable securities of approximately $6 million to the non-U.S. pension plans to satisfy regulatory funding standards. Contributions for both the U.S. and non-U.S. pension plans do not reflect benefits paid directly from Company assets.
Benefit payments, including amounts to be paid from Company assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

	U.S. Plans	Non-U.S. Plans
2026	$1,261	$254
2027	1,191	262
2028	1,135	267
2029	1,085	268
2030	1,043	269
2031-2035	4,543	1,373
During the year ended December 31, 2025, the Company repurchased $500 million of outstanding Honeywell shares of common stock from the Honeywell U.S. Pension Plan Master Trust. During the year ended December 31, 2024, the Company completed no repurchases of outstanding Honeywell shares of common stock from the Honeywell U.S. Pension Plan Master Trust.
OTHER POSTRETIREMENT BENEFITS

	December 31,
	2025	2024
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	6.50%	6.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031
Benefit payments reflecting expected future service, as appropriate, are expected to be paid as follows:

	Without Impact of Medicare Subsidy	Net of Medicare Subsidy
2026	$11	$11
2027	11	10
2028	10	10
2029	10	9
2030	9	9
2031-2035	39	37